Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2022
Derivative Financial Instruments [Abstract]
Schedule of conversion feature derivative valuations
	Inception	September 30, 2022
Common stock price	$0.30	$0.12
Exercise price	$0.33-0.36	0.33-0.36
Expected volatility	100.0%	92.0-100.0%
Risk free rate	2.3-3.0%	3.3-4.0%
Expected dividend yield	0%	0%
Expected term (years)	0.55-1.25	0.25-0.95
Discount rate	37.7%	37.7%
PV factor	0.67-0.84	0.80

Schedule of warrant derivative valuations
	Inception	September 30, 2022
Common stock price	$0.30	$0.12
Expected volatility	100.0%	98.0%
Expected term (years)	6.05	5.5
Risk free rate	3.5%	4.0%
Expected dividend yield	0%	0%

Schedule of derivative liabilities
	Conversion Feature	Warrants	Total
Balance at December 31, 2021	-	-	-
Issuance – June 13, 2022	$1,610,000	$1,622,399	$3,232,399
Movement in fair value	(451,000)	(924,048)	(1,375,048)
Balance at September 30, 2022	$1,159,000	$698,351	$1,857,351